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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                      -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois   November 13, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   14
                                        --------------------

Form 13F Information Table Value Total:              432,993
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ------------ ---------- -------- ---------------------- ------------ ---------- -----------------------
                              TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- ------------ ---------- -------- --------- ----- ------ ------------ ---------- ------ ---------- -----
ABERCROMBIE & FITCH CO        CL A      002896207   27,406   694,700  SH             OTHER         *               694,700

ABERCROMBIE & FITCH CO        CALL      002896207    4,221   107,000  SH    CALL     OTHER         *               107,000

ADVANCE AUTO PARTS INC        COM       00751Y106   31,754   800,655  SH             OTHER         *               800,655

AMERICAN EAGLE
 OUTFITTERS NEW               COM       02553E106   34,112 2,236,877  SH             OTHER         *             2,236,877

AUTOLIV INC                   COM       052800109   15,756   466,855  SH             OTHER         *               466,855

BARNES & NOBLE INC            COM       067774109   10,787   413,600  SH             OTHER         *               413,600

BLOCK H & R INC               COM       093671105   24,193 1,063,408  SH             OTHER         *             1,063,408

FEDERATED INVS INC PA         CL B      314211103    9,490   328,957  SH             OTHER         *               328,957

HOME DEPOT INC                COM       437076102   63,582 2,455,870  SH             OTHER         *             2,455,870

INTERFACE INC                 COM       458665106   25,517 2,244,219  SH             OTHER         *             2,244,219

KRAFT FOODS INC               CL A      50075N104   28,918   883,000  SH             OTHER         *               883,000

KRAFT FOODS INC               CALL      50075N104   52,793 1,612,000  SH    CALL     OTHER         *             1,612,000

MOHAWK INDS INC               COM       608190104   71,482 1,060,714  SH             OTHER         *             1,060,714

TREEHOUSE FOODS INC           COM       89469A104   32,982 1,110,505  SH             OTHER         *             1,110,505

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.